Significant accounting policies (Details Narrative)	12 Months Ended
Dec. 31, 2022 Integer
IfrsStatementLineItems [Line Items]
Percentage of variation in total assets due to transition to IFRS 16	10.00%
Number of reportable segments	3
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Consolidated companies percentage as total consolidated assets, as well as interests in their voting capital	95.00%